Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In this section, we provide the pay versus performance disclosure required by the SEC for our CEO, Mr. Lindsay, and the named executive officers excluding Mr. Lindsay (“Non-CEO NEOs”) as well as certain Company performance metrics for the fiscal years listed below.
					Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	H&P TSR	OSX Index TSR	Net Income (Loss) $MM	Modified Cash Flow $MM(5)
2025	$9,010,799	$5,286,450	$2,886,662	$1,935,216	$186	$236	$55	$695(a)(g)(h)(i)
2024	$9,337,610	$4,723,542	$2,353,480	$1,395,441	$245	$275	$344	$890(a)(b)(c)
2023	$8,595,963	$8,407,218	$2,590,494	$2,527,013	$324	$340	$434	$961(a)(b)(d)
2022	$8,000,873	$15,453,934	$2,383,344	$4,315,514	$271	$215	$7	$448(a)(e)
2021	$8,468,309	$11,856,697	$2,422,386	$3,230,514	$195	$203	$(326)	$102(a)(f)
(1)
The amounts in this column represent the amounts reported for Mr. Lindsay in the total column of the Summary Compensation Table (“SCT”) for each applicable fiscal year.

(2)
Compensation Actually Paid (“CAP”) is the SCT total value for Mr. Lindsay, and average SCT total for the non-CEO NEOs, for each applicable fiscal year with adjustments to the stock award and pension values as required by SEC regulations and described in more detail in the reconciliation tables for our CEO and non-CEO NEOs below.

(3)
The amounts reported in this column represent the average of the amounts reported in the total column of the SCT for the Non-CEO NEOs’ in each applicable fiscal year. For each of fiscal years 2023, 2022, and 2021, the Non-CEO NEOs were Messrs. Smith, Bell and Lennox and Ms. Hair. For fiscal year 2024, the Non-CEO NEOs were Messrs. Vann, Bell, Lennox and Smith and Ms. Hair. For fiscal year 2025, the Non-CEO NEOs were Messrs. Vann, Bell and Lennox, and Ms. Hair.

(4)
The Company calculates TSR in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, reflecting cumulative TSR on an initial base investment of $100 for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2025, 2024, 2023, 2022, and 2021, respectively. The peer group used for comparison for each of the fiscal years 2025, 2024, 2023, 2022 and 2021 is the Philadelphia Oil Service (“OSX”) Index.

(5)
We determined Modified Cash Flow to be the most important financial performance measure used to link Company performance to CAP for fiscal 2025. Modified Cash Flow was the performance objective in our 2025 STI Plan with the heaviest weighting. Modified Cash Flow is (a) revenue less the following expenses from condensed consolidated statements of operations (i) drilling services operating expenses, excluding depreciation and amortization and (ii) selling, general and administrative expenses, with (b) the following normalizing adjustments:

(a)
STI Plan adjustments to the extent actual payout was different than amounts accrued and certain director stock expenses.

(b)
Valuation adjustment of a contingent earnout.

(c)
Expenses related to non-budgeted portion of the 2024 STI Plan, advisory fees related to the Acquisition, and gains related to an involuntary asset conversion.

(d)
Expenses or expense accruals for certain legal proceedings.

(e)
Certain consulting expenses recognized in fiscal 2021 but included in the 2022 STI Plan performance objective target.

(f)
Expenses related to a business development project and cost savings initiatives.

(g)
Credit loss expense associated with a long-term note receivable.

(h)
The exclusion of expenses related to an Acquisition related adjustment.

(i)
Expenses related to the Company’s Voluntary Early Retirement Program.

The CEO Summary Compensation Table to CAP reconciliation for fiscal 2025 is summarized in the following table. Prior year reconciliations are included in our 2024 Proxy statement:
Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from Prior EOY to Current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CEO CAP
2025	$9,010,799	$0	$5,749,957	$3,187,545	$(2,038,401)	$876,464	$5,286,450
“EOY” = End of Year
The Average Other Non-CEO NEOs Summary Compensation Table to CAP reconciliation for fiscal 2025 is summarized in the following table:
Year	Average SCT Total for Non- CEO NEOs	Minus Average SCT Change in Pension Value for Non-CEO NEOs	Minus Average SCT Equity for Non- CEO NEOs	Plus EOY Average Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change from Prior EOY to Current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change in Fair Value from Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Non-CEO NEO CAP
2025	$2,886,662	$4,522	$1,669,917	$925,736	$(382,328)	$179,585	$1,935,216
“EOY” = End of Year

Company Selected Measure Name	Modified Cash Flow
Named Executive Officers, Footnote
(1)
The amounts in this column represent the amounts reported for Mr. Lindsay in the total column of the Summary Compensation Table (“SCT”) for each applicable fiscal year.
(3)
The amounts reported in this column represent the average of the amounts reported in the total column of the SCT for the Non-CEO NEOs’ in each applicable fiscal year. For each of fiscal years 2023, 2022, and 2021, the Non-CEO NEOs were Messrs. Smith, Bell and Lennox and Ms. Hair. For fiscal year 2024, the Non-CEO NEOs were Messrs. Vann, Bell, Lennox and Smith and Ms. Hair. For fiscal year 2025, the Non-CEO NEOs were Messrs. Vann, Bell and Lennox, and Ms. Hair.

Peer Group Issuers, Footnote
(4)
The Company calculates TSR in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K, reflecting cumulative TSR on an initial base investment of $100 for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2025, 2024, 2023, 2022, and 2021, respectively. The peer group used for comparison for each of the fiscal years 2025, 2024, 2023, 2022 and 2021 is the Philadelphia Oil Service (“OSX”) Index.

PEO Total Compensation Amount	$ 9,010,799	$ 9,337,610	$ 8,595,963	$ 8,000,873	$ 8,468,309
PEO Actually Paid Compensation Amount	$ 5,286,450	4,723,542	8,407,218	15,453,934	11,856,697
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid (“CAP”) is the SCT total value for Mr. Lindsay, and average SCT total for the non-CEO NEOs, for each applicable fiscal year with adjustments to the stock award and pension values as required by SEC regulations and described in more detail in the reconciliation tables for our CEO and non-CEO NEOs below.
The CEO Summary Compensation Table to CAP reconciliation for fiscal 2025 is summarized in the following table. Prior year reconciliations are included in our 2024 Proxy statement:
Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change from Prior EOY to Current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CEO CAP
2025	$9,010,799	$0	$5,749,957	$3,187,545	$(2,038,401)	$876,464	$5,286,450
“EOY” = End of Year

Non-PEO NEO Average Total Compensation Amount	$ 2,886,662	2,353,480	2,590,494	2,383,344	2,422,386
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,935,216	1,395,441	2,527,013	4,315,514	3,230,514
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (“CAP”) is the SCT total value for Mr. Lindsay, and average SCT total for the non-CEO NEOs, for each applicable fiscal year with adjustments to the stock award and pension values as required by SEC regulations and described in more detail in the reconciliation tables for our CEO and non-CEO NEOs below.
The Average Other Non-CEO NEOs Summary Compensation Table to CAP reconciliation for fiscal 2025 is summarized in the following table:
Year	Average SCT Total for Non- CEO NEOs	Minus Average SCT Change in Pension Value for Non-CEO NEOs	Minus Average SCT Equity for Non- CEO NEOs	Plus EOY Average Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change from Prior EOY to Current EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus (Minus) Average Change in Fair Value from Prior EOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	Average Non-CEO NEO CAP
2025	$2,886,662	$4,522	$1,669,917	$925,736	$(382,328)	$179,585	$1,935,216
“EOY” = End of Year

Compensation Actually Paid vs. Total Shareholder Return	Pay Versus TSR 2021-2025
Compensation Actually Paid vs. Net Income	Pay Versus Net Income (Loss) 2021-2025
Compensation Actually Paid vs. Company Selected Measure	Pay Versus Modified Cash Flow 2021-2025
Total Shareholder Return Vs Peer Group	Pay Versus TSR 2021-2025
Tabular List, Table
In addition to the tabular disclosure above, the following is an unranked list of the most important performance measures that link CAP to Company performance.
Most Important Performance Measures
Modified Cash Flow
Absolute TSR
ROIC

Total Shareholder Return Amount	$ 186	245	324	271	195
Peer Group Total Shareholder Return Amount	236	275	340	215	203
Net Income (Loss)	$ 55,000,000	$ 344,000,000	$ 434,000,000	$ 7,000,000	$ (326,000,000)
Company Selected Measure Amount	695,000,000	890,000,000	961,000,000	448,000,000	102,000,000
PEO Name	Mr. Lindsay
Measure:: 1
Pay vs Performance Disclosure
Name	Modified Cash Flow
Non-GAAP Measure Description
(5)
We determined Modified Cash Flow to be the most important financial performance measure used to link Company performance to CAP for fiscal 2025. Modified Cash Flow was the performance objective in our 2025 STI Plan with the heaviest weighting. Modified Cash Flow is (a) revenue less the following expenses from condensed consolidated statements of operations (i) drilling services operating expenses, excluding depreciation and amortization and (ii) selling, general and administrative expenses, with (b) the following normalizing adjustments:

(a)
STI Plan adjustments to the extent actual payout was different than amounts accrued and certain director stock expenses.

(b)
Valuation adjustment of a contingent earnout.
(c)
Expenses related to non-budgeted portion of the 2024 STI Plan, advisory fees related to the Acquisition, and gains related to an involuntary asset conversion.
(d)
Expenses or expense accruals for certain legal proceedings.

(e)
Certain consulting expenses recognized in fiscal 2021 but included in the 2022 STI Plan performance objective target.

(f)
Expenses related to a business development project and cost savings initiatives.
(g)
Credit loss expense associated with a long-term note receivable.

(h)
The exclusion of expenses related to an Acquisition related adjustment.

(i)
Expenses related to the Company’s Voluntary Early Retirement Program.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,749,957)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,187,545
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,038,401)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	876,464
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,522)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,669,917)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	925,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,328)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 179,585